Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitment And Contingencies [Line Items]
Purchase commitments under non-cancellable contracts	$ 2,504
Operating Leases Rent Expense Net	$ 2,028	$ 2,037	$ 1,826